Commitments and Contingencies (Tables)	12 Months Ended
Apr. 27, 2013
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Minimum rentals	$413,751	382,386	394,199
Percentage rentals	101,960	107,127	102,735

	$515,711	489,513	496,934

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, under B&N College and NOOK leases as of April 27, 2013 are:

Fiscal Year	(a)
2014	$414,765
2015	346,215
2016	297,408
2017	250,765
2018	186,016
After 2018	343,873

$1,839,042

(a)	Includes B&N College capital lease obligations of $997, $742, $232, $39, $0 and $0 for 2014, 2015, 2016, 2017, 2018 and after 2018, respectively.